Borrowings (Details Narrative) - Midatech pharma (espana) SL (formerly midatech biogune SL) [member] - Spanish Government Reindustrialization Programme [Member] £ in Thousands	Sep. 30, 2019 GBP (£)
IfrsStatementLineItems [Line Items]
Government grants	£ 6,600
Cash Backed Guarantee [Member]
IfrsStatementLineItems [Line Items]
Government grants	£ 2,900,000